Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Revenues
Total revenue			$ 101		$ 16,878
Subscription fees					16,878
Cost of sales
Total cost of sales	275,329	43,137	615,045	129,410
Gross Profit	(275,329)	(43,137)	(614,944)	(129,410)
Operating expenses:
Subscription & software					61,266	235,740
General and administrative	564,657	363,039	1,183,160	997,225	1,189,111	1,484,689
Sales and marketing	9,929	164,245	17,116	211,410	690,212	215,717
Total operating expenses	574,586	527,284	1,200,276	1,208,635	1,940,589	1,936,146
Operating loss	(849,915)	(570,421)	(1,815,220)	(1,338,045)	(1,923,711)	(1,936,146)
Other income (expense):
Interest expense	(22,627)	(29,850)	(28,984)	(57,501)	(8,145)	(60,705)
Other income (expense)	(1,215,883)	(631,220)	(1,215,883)	(631,220)	(338)	(979,006)
Total other expense	(1,238,510)	(661,070)	(1,244,867)	(688,721)	(8,483)	(1,039,711)
Loss before provision for income taxes	(2,088,425)	(1,231,491)	(3,060,087)	(2,026,766)	(1,932,194)	(2,975,857)
Provision for income taxes
Net loss	$ (2,088,425)	$ (1,231,491)	$ (3,060,087)	$ (2,026,766)	$ (1,932,194)	$ (2,975,857)
Net income (loss) per common share, basic	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.05)
Net income (loss) per common share,diluted	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.05)
Weighted average number of common shares outstanding basic	313,319,980	63,713,353	313,319,980	63,678,466	62,515,087	64,893,208
Weighted average number of common shares outstanding diluted	313,319,980	63,713,353	313,319,980	63,678,466	62,515,087	64,893,208
Total revenue			$ 101		$ 16,878
Portfolio Revenue [Member]
Revenues
Total revenue
Other income (expense):
Total revenue
Subscription and Circulation [Member]
Revenues
Total revenue			101
Other income (expense):
Total revenue			101
Technology And Software [Member]
Cost of sales
Total cost of sales	$ 275,329	$ 43,137	$ 615,045	$ 129,410